EQUITY - Trust's unit-based compensation expense (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unit-based Compensation
Unit-based compensation expense	CAD 4,912	CAD 3,682
Fair value remeasurement expense included in the above	1,237	1,361
Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Unit-based compensation expense	2,001	2,078
Executive Deferred Stapled Unit Plan
Unit-based Compensation
Unit-based compensation expense	CAD 2,911	1,330
Incentive Stock Option Plan
Unit-based Compensation
Unit-based compensation expense		CAD 274